Share capital (Details 1) - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Stock Options [Member]
Statement [Line Items]
Balance at beginning (in shares)	5,344,789	4,524,884	4,880,288
Balance at beginning	$ 2.58	$ 3.44	$ 2.52
Excercised (in shares)	(1,157,005)	(997,136)	(18,000)
Exercised during the year	$ 1.31	$ 3.45	$ 3.25
Expired during the year (in shares)	(2,900)	(10,598)	(31,499)
Expired during the year	$ 3.34	$ 3.56	$ 3.42
Granted (in shares)	370,000	1,897,000	514,000
Granted	$ 3.37	$ 7.41	$ 2.50
Balance at ending (in shares)	4,524,884	5,414,150	5,344,789
Number of shares outstanding	4,524,884	5,414,150	5,344,789
Balance at ending	$ 3.44	$ 4.76	$ 2.58
Number Of Exercisable		1,830,054	3,237,805
Weighted average exercise price		$ 3.37	$ 2.58
Stock Options 13 [Member]
Statement [Line Items]
Balance at beginning (in shares)	72,900
Balance at ending (in shares)			72,900
Number of shares outstanding			72,900
Number Of Exercisable			72,900
Weighted average exercise price			$ 2.53
Weighted Average Remaining Contractual Life Of Outstanding Share Options			3 months
Stock Options1 [Member]
Statement [Line Items]
Balance at beginning (in shares)	484,000
Balance at ending (in shares)		1,897,000	484,000
Number of shares outstanding		1,897,000	484,000
Number Of Exercisable		63,333	133,333
Weighted average exercise price		$ 7.41	$ 2.50
Weighted Average Remaining Contractual Life Of Outstanding Share Options		9 years 9 months 7 days	9 years 9 months 10 days
Stock Options 2 [Member]
Statement [Line Items]
Balance at beginning (in shares)	441,000
Balance at ending (in shares)		504,000	441,000
Number of shares outstanding		504,000	441,000
Number Of Exercisable		270,221	205,007
Weighted average exercise price		$ 2.39	$ 3.44
Weighted Average Remaining Contractual Life Of Outstanding Share Options		8 years 9 months 10 days	8 years 9 months 3 days
Stock Options 3 [Member]
Statement [Line Items]
Balance at beginning (in shares)	1,002,000
Balance at ending (in shares)		388,332	1,002,000
Number of shares outstanding		388,332	1,002,000
Number Of Exercisable		271,682	281,676
Weighted average exercise price		$ 3.29	$ 3.93
Weighted Average Remaining Contractual Life Of Outstanding Share Options		7 years 9 months 3 days	7 years 9 months 10 days
Stock Options 4 [Member]
Statement [Line Items]
Balance at beginning (in shares)	298,000
Balance at ending (in shares)		956,332	298,000
Number of shares outstanding		956,332	298,000
Number Of Exercisable		356,332	298,000
Weighted average exercise price		$ 3.77	$ 2.09
Weighted Average Remaining Contractual Life Of Outstanding Share Options		6 years 9 months 10 days	6 years 11 months 19 days
Stock Options 5 [Member]
Statement [Line Items]
Balance at beginning (in shares)	20,000
Balance at ending (in shares)		215,000	20,000
Number of shares outstanding		215,000	20,000
Number Of Exercisable		215,000	20,000
Weighted average exercise price		$ 2.01	$ 4.22
Weighted Average Remaining Contractual Life Of Outstanding Share Options		5 years 11 months 19 days	6 years 4 months 28 days
Stock Options 6 [Member]
Statement [Line Items]
Balance at beginning (in shares)	1,494,667
Balance at ending (in shares)		20,000	1,494,667
Number of shares outstanding		20,000	1,494,667
Number Of Exercisable		20,000	694,667
Weighted average exercise price		$ 4.05	$ 3.67
Weighted Average Remaining Contractual Life Of Outstanding Share Options		5 years 5 months 1 day	6 years 2 months 12 days
Stock Options 7 [Member]
Statement [Line Items]
Balance at beginning (in shares)	270,268
Balance at ending (in shares)		1,167,667	270,268
Number of shares outstanding		1,167,667	270,268
Number Of Exercisable		367,667	270,268
Weighted average exercise price		$ 3.52	$ 2.42
Weighted Average Remaining Contractual Life Of Outstanding Share Options		5 years 2 months 12 days	5 years 2 months 12 days
Stock Options 8 [Member]
Statement [Line Items]
Balance at beginning (in shares)	1,024,000
Balance at ending (in shares)		98,518	1,024,000
Number of shares outstanding		98,518	1,024,000
Number Of Exercisable		98,518	1,024,000
Weighted average exercise price		$ 2.32	$ 1.10
Weighted Average Remaining Contractual Life Of Outstanding Share Options		4 years 2 months 12 days	4 years 29 days
Stock Options 9 [Member]
Statement [Line Items]
Balance at beginning (in shares)	116,566
Balance at ending (in shares)		24,000	116,566
Number of shares outstanding		24,000	116,566
Number Of Exercisable		24,000	116,566
Weighted average exercise price		$ 1.06	$ 1.03
Weighted Average Remaining Contractual Life Of Outstanding Share Options		3 years 1 month 2 days	2 years 7 months 24 days
Stock Options 10 [Member]
Statement [Line Items]
Balance at beginning (in shares)	10,667
Balance at ending (in shares)		47,180	10,667
Number of shares outstanding		47,180	10,667
Number Of Exercisable		47,180	10,667
Weighted average exercise price		$ 0.99	$ 4.48
Weighted Average Remaining Contractual Life Of Outstanding Share Options		1 year 7 months 24 days	2 years 1 month 2 days
Stock Options 11 [Member]
Statement [Line Items]
Balance at beginning (in shares)	101,121
Balance at ending (in shares)		5,000	101,121
Number of shares outstanding		5,000	101,121
Number Of Exercisable		5,000	101,121
Weighted average exercise price		$ 4.29	$ 7.82
Weighted Average Remaining Contractual Life Of Outstanding Share Options		1 year 1 month 2 days	1 year 6 months
Stock Options 12 [Member]
Statement [Line Items]
Balance at beginning (in shares)	9,600
Balance at ending (in shares)		91,121	9,600
Number of shares outstanding		91,121	9,600
Number Of Exercisable		91,121	9,600
Weighted average exercise price		$ 7.50	$ 2.90
Weighted Average Remaining Contractual Life Of Outstanding Share Options		6 months	7 months 13 days